KRAMER LEVIN NAFTALIS & FRANKEL LLP

March 30, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	The Milestone Funds (the “Registrant”) File Nos. 33-81574, 811-8620

Ladies and Gentlemen:

We understand that our client, The Milestone Funds (“Registrant”), is filing today via EDGAR, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 24 to its registration statement on Form N-1A (the “Amendment”). This filing is being made to update financial information and to make other changes in accordance with comments provided by the staff of the Division of Investment Management.

This letter also addresses the comments on Registrant’s Post-Effective Amendment No. 23, filed on January 29, 2010 under Rule 485(a) of the Securities Act of 1933, as amended, provided telephonically to me by Ms. Patricia Williams on March 23, 2010. I have attempted to discuss each comment in the order it was communicated to me. All of the comments except one were given on the Premium Shares prospectus with the expectation that the other prospectuses that comprise the registration statement will be changed accordingly.

Comment: Page 2 – The note to the fee table should state that the agreement is for one year after the effective date if that is the case.

Response: The note has been changed to state, among other things, that the Advise has agreed to limit expenses until April 1, 2011.

Comment: Page 3 – Remove the statement that the Fund will not invest in structured notes, etc. Negative strategies are not permitted in the prospectus.

Response: The sentence has been removed.

Comment: Page 4 – Remove the sentence “The returns listed above are net of all fees.”

Response: The sentence has been removed.

1177 AVENUE OF THE AMERICAS     NEW YORK NY 10036-2714     PHONE 212.715.9100     FAX 212.715.8000     WWW.KRAMERLEVIN.COM

ALSO AT 47 AVENUE HOCHE     75008 PARIS FRANCE

KRAMER LEVIN NAFTALIS & FRANKEL LLP

Securities and Exchange Commission

March 30, 2010

Comment: Page 4 – The sentence under Portfolio Manager that reads, “He is responsible for the day-to-day management of the Portfolio” should be removed. It is information not specifically permitted in the summary section of the prospectus.

Response: The sentence has been removed.

Comment: Page 4 – Under Tax Matters, remove the last two sentences.

Response: The sentences have been removed.

Comment: Page 5 – Add the word “Principal” to the heading “Additional Investment Strategies.”

Response: The heading now reads “Additional Principal Investment Strategies.”

Comment: Page 6 – Add a new heading “Portfolio Manger” and move the second paragraph under The Adviser under the new heading. Include the cross reference to the portfolio manager disclosure in the SAI as required by Item 10(a)(2).

Response: A new section entitled “Portfolio Manager” has been added that includes the disclosure that comprised the second paragraph under The Adviser. Registrant did not add the cross reference to the SAI because, as a money market fund, Registrant is exempt from the provisions of Item 20 of Form N-1A and, therefore, has no applicable disclosure in the SAI.

Comment: Page 8 – Clarify the time gap in the treatment of redemption requests received between 2:30 p.m. and 5:00 p.m. if the transfer agent is not advised of the approximate size of the intended redemption.

Response: All references to 2:30 p.m. have been removed from both the section on purchasing shares and the section on redeeming shares. Any proper purchase order received on a business day before 5:00 p.m. will be invested that day. Any proper redemption request received on a business day before 5:00 p.m. will be paid the same day and no dividends for that day will be earned.

Comment: Cover page – The ticker symbol is missing.

Response: This series does not have a ticker symbol. Registrant believed that it was appropriate to leave not to reference a ticker symbol since Form N-1A does not address that possibility.

1177 AVENUE OF THE AMERICAS     NEW YORK NY 10036-2714     PHONE 212.715.9100     FAX 212.715.8000     WWW.KRAMERLEVIN.COM

ALSO AT 47 AVENUE HOCHE     75008 PARIS FRANCE

KRAMER LEVIN NAFTALIS & FRANKEL LLP

Securities and Exchange Commission

March 30, 2010

Comment: Statement of Additional Information – It is expected that the 485(b) filing will include the enhanced disclosure related to the Board of Trustees.

Response: The enhanced disclosure has not been included in the Statement of Additional Information in the 485(b) filed today. In guidance provided by the Division of Investment Management on January 5, 2010, the staff indicated that existing funds with fiscal years ending before December 20, 2009 were not required to include the enhanced disclosures until they file post-effective amendments after the end of their 2010 fiscal year.

Registrant has asked me to convey its appreciation of the staff’s review. The comments have been very helpful in understanding the staff’s expectations regarding the amendments to Form N-1A.

Registrant expects that the Amendment would become automatically effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act. We would appreciate receiving any further comments you may have at your earliest convenience.

If you have any questions concerning this filing, please call me at 212-715-9512.

Very truly yours,
/s/ S. Elliott Cohan

S. Elliott Cohan
cc:	Patricia Williams

Leigh Carletonr

Marc Pfeffer

Lisa R. Grosswirth

Susan Penry-Willaims

1177 AVENUE OF THE AMERICAS     NEW YORK NY 10036-2714     PHONE 212.715.9100     FAX 212.715.8000     WWW.KRAMERLEVIN.COM

ALSO AT 47 AVENUE HOCHE     75008 PARIS FRANCE